Consolidated Statements of Cash Flows - USD ($)		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss		$ (12,928,601)	$ (6,426,564)	$ (1,847,310)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Share-based compensation		1,970,456	2,467,911	3,168,016
Depreciation and amortization		2,216,333	1,877,119	1,252,493
Deferred tax expenses (benefits)		(27,397)	484,338	(717,679)
Lease expense to reduce operating lease right-of -use assets		2,388,397	2,006,244	1,487,063
Share of loss (income) in equity investees, net of tax		556,463	403,421	(156,780)
Provision for credit losses		3,417,340	33,923	589,529
Loss from disposal of property and equipment		1,660	3,503	9,720
Impairment of deferred contract costs		1,707,324
Impairment of goodwill		1,435,782	129,270
Others			(59,998)
Changes in assets and liabilities:
Accounts receivable		4,849,112	(5,350,073)	7,208,359
Prepayments, deposits and other assets		(2,193,378)	(2,518,771)	(308,440)
Amounts due from related parties		(157,751)	(239,802)	(26,274)
Accounts payable		(971,605)	1,566,070	212,771
Accrued expenses and other current liabilities		266,824	(382,472)	(189,912)
Contract liabilities		235,376	1,331,134	(226,575)
Tax payables		497,486	112,091	(303,260)
Amounts due to related parties		(2,471)	(1,240)	(19,445)
Salaries and benefits payable		(1,191,152)	3,891,709	(1,118,578)
Operating lease liabilities		(2,547,357)	(2,122,665)	(1,181,396)
Unrecognized tax benefits		96,597	250,809	1,092,932
Net cash (used in) provided by operating activities		(380,562)	(2,544,043)	8,925,234
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of property and equipment		(602,020)	(1,258,043)	(2,117,282)
Proceeds from Disposal of Property and Equipment		4,963	1,328	8,521
Acquisition of intangible assets		(141,957)	(9,614)
Payments for business acquisitions, net of cash acquired from acquisitions			(211,353)	(2,358,172)
Acquisition of long-term investments		(600,000)	(1,491,891)
Return of long-term investments		221,618
Maturities of short-term investments		1,044,518	2,726,780	1,119,635
Purchases of short-term investments		(865,513)	(1,463,731)	(3,219,635)
Repayments from related parties		811,272	2,936,754	829,847
Loans provided to related parties		(1,023,366)	(2,984,351)	(6,513,930)
Net cash used in investing activities		(1,150,485)	(1,754,121)	(12,251,016)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term bank loans		26,528,498	42,871,141	44,508,794
Repayments of short-term bank loans		(28,209,369)	(36,168,815)	(31,761,143)
Payments for subsidiary’s offering costs		(65,600)	(161,185)
Repurchase of ordinary shares		(132,303)
Borrowings from related parties		56,977
Dividends paid to shareholders			(3,641,025)	(2,554,508)
Net cash (used in) provided by financing activities		(1,821,797)	2,900,116	10,193,143
Effect of exchange rate changes on cash		639,001	430,696	(28,482)
Net (decrease) increase in cash		(2,713,843)	(967,352)	6,838,879
Cash and cash equivalents and restricted cash at the beginning of the year		28,173,160	29,140,512	22,301,633
Cash and cash equivalents and restricted cash at the end of the year		25,459,317	28,173,160	29,140,512
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Income tax paid	[1]	57,308	379,140	857,515
Interest paid		611,674	482,161	407,574
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents		25,059,596	28,173,160	29,116,431
Restricted cash		399,721		24,081
Total cash, cash equivalents and restricted cash shown in the statements of cash flows		$ 25,459,317	$ 28,173,160	$ 29,140,512

[1]	For the year ended June 30, 2026, income taxes paid amounted to $21,222 in mainland China, $25,117 in Singapore, $6,682 in India and $4,287 in other foreign jurisdictions, respectively.